Annual Fund Operating Expenses	Dec. 29, 2025
ActivePassive Core Bond ETF | ActivePassive Core Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.36%
ActivePassive Intermediate Municipal Bond ETF | ActivePassive Intermediate Municipal Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
ActivePassive International Equity ETF | ActivePassive International Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
ActivePassive U.S. Equity ETF | ActivePassive U.S. Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.31%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.